Related Party and Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-in-Interest Transactions

NOTE F – RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS

For the year ended December 31, 2025, there were transactions involving the investment of Plan assets in investments funds maintained by Schwab, which qualify as party-in-interest transactions. As of December 31, 2025 and 2024, the total fair value of these investments were $131,855,432 and $111,634,402, respectively. Recordkeeping services and investment related expenses for the year ended December 31, 2025 were $119,595.

The Plan has investments in its Parent’s common stock, which is accumulated in an investment account labeled the Berkshire Hathaway Stock Fund, which qualifies as a party-in-interest transaction and also has a cash component for liquidity purposes. At December 31, 2025 and 2024 the Berkshire Hathaway Stock Fund held 80,989 and 90,370 shares, respectively, of Berkshire Hathaway Class B Common Stock. The net realized/unrealized appreciation in fair value of Parent common stock held by the Berkshire Hathaway Stock Fund was $4,553,459 for the year ended December 31, 2025.

As of December 31, 2025 and 2024, the outstanding notes receivable from Plan participants were $6,008,222 and $5,130,303, respectively. Participants are a party-in-interest to the Plan and these loans were exempt party-in-interest transactions pursuant to Section 408(b)(1) of ERISA.